OPTIONS AND WARRANTS (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	1 Months Ended			0 Months Ended						1 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended	0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 09, 2013	Sep. 30, 2013	Jul. 31, 2014	Oct. 31, 2014	Sep. 30, 2014	Jan. 31, 2014	Jan. 13, 2013	Mar. 31, 2015	Feb. 27, 2015	Feb. 10, 2015	Jan. 23, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Oct. 19, 2012	Dec. 31, 2012	Feb. 28, 2014	Jul. 31, 2012
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	215,000	3,478,498	1,692,050
Share Price (in Dollars per share)	$ 2.40	$ 2.09									$ 2.40				$ 2.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Forfeiture Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		5,990,190													5,990,190
Class of Warrant or Rights, Granted	2,447,830	2,396,732	2,717,258
Class of Warrant or Right, Outstanding	7,561,820	5,113,990	2,717,258								7,561,820				5,113,990	2,717,258					0
Series C Preferred Stock [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted		984,674	1,516,386	1,330,627	622,414
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 1.50	2.61	$ 2.61					2.61						$ 1.50	$ 2.61						$ 1.50
Warrants, Term of Warrants			5 years	5 years
Warrants, Fair Value of Warrants, Granted (in Dollars)			1,074,833
Class of Warrant or Right, Outstanding									2,138,800													3,721,518
Directors and Key Consultants [Member] | Employee Stock Option [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		3,478,498
Directors and Key Consultants [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	200,000
Stock Issued During Period, Shares, Share-based Compensation, Gross		654,000
Stock Issued During Period, Shares, Issued for Services	370,000
Chief Executive Officer [Member] | Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						45,206
Chief Executive Officer [Member] | Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares						497,267
Chief Executive Officer [Member] | Employee Stock Option [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,265,769
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)						2.21
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights						vesting quarterly
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value (in Dollars)						2,383,443
Employees and Key Consultants [Member] | Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							841,777	605,000
Employees and Key Consultants [Member] | Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares							11,667
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights							based on future performance conditions
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number								125,000
Employees and Key Consultants [Member] | Employee Stock Option [Member] | Share-based Compensation Award, Tranche Three [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number								150,000
Employees and Key Consultants [Member] | Employee Stock Option [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							853,444	880,000
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)							2.50	2.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value (in Dollars)							1,339,151	1,753,616
Director [Member] | Employee Stock Option [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							163,444	479,285
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)							2.50	2.50															$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								7 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights								vesting quarterly
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value (in Dollars)								981,798
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period								479,285
Stock Repurchased and Retired During Period, Shares							125,000
Director [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted									12,246
Private Placement [Member] | Warrants at $1.84 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted										35,076
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 1.84
Private Placement [Member] | Warrants at $2.02 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted										30,775
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 2.02
Private Placement [Member] | Warrants at $3.75 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted											307,770	167,250	252,750	321,300	153,630
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 3.75	$ 3.75									$ 3.75	$ 3.75	$ 3.75	$ 3.75	$ 3.75
Warrant, Expriation Date											Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020
Private Placement [Member] | Warrants at $2.50 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted											410,360	223,000	337,000	428,400	204,840
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 2.50	$ 2.50									$ 2.50	$ 2.50	$ 2.50	$ 2.50	$ 2.50
Warrants, Term of Warrants															6 months
Warrant, Expriation Date											Jul. 31, 2015	Jul. 31, 2015	Jul. 31, 2015	Jul. 31, 2015
Private Placement [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)	$ 2.40	$ 2.80									$ 2.40				$ 2.80
Class of Warrant or Rights, Granted								93,600	64,626	65,831					358,470	129,307	135,120	137,856
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			3.67					2.75	3.67							$ 3.67	$ 2.75	$ 3.75
Warrants, Term of Warrants								5 years	5 years	5 years						5 years	5 years	5 years
Warrants, Fair Value of Warrants, Granted (in Dollars)										115,854
Warrants at $1.84 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.84	$ 1.84									$ 1.84				$ 1.84
Class of Warrant or Right, Outstanding	35,076	35,076									35,076				35,076
Warrants at $2.02 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 2.02	$ 2.02									$ 2.02				$ 2.02
Class of Warrant or Right, Outstanding	30,755	30,755									30,755				30,755
Warrants at $3.75 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 3.75	$ 3.75									$ 3.75				$ 3.75
Class of Warrant or Right, Outstanding	1,340,556	291,486									1,340,556				291,486
Warrants at $2.50 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 2.50	$ 2.50									$ 2.50				$ 2.50
Class of Warrant or Right, Outstanding	1,603,600	204,840									1,603,600				204,840
Employee Stock Option [Member] | 2012 Equity Incentive Plan [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)		3,778,589													3,778,589
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	15,000		1,095,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	vesting immediately
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years		3 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares			145,833													145,833
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	50% for the first and second anniversary
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Three [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			9 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares			30,000													30,000
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Four [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares			283,300													283,300
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Five [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares			137,917													137,917
Employee Stock Option [Member] | Maximum [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)	$ 2.50										$ 2.50
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Employee Stock Option [Member] | Minimum [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)	$ 2.00										$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			7 years
Employee Stock Option [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	215,000		1,692,050
Share Price (in Dollars per share)		$ 2.80													$ 2.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Forfeiture Rate		0.00%
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)			2.09													$ 2.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value (in Dollars)		4,193,425	3,247,187
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)	1,970,428		862,066								1,970,428					862,066
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)	$ 798,789																		$ 343,837
Employee Stock Option [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		3,799,559	1,675,658
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	4,130,240	3,799,559									4,130,240				3,799,559
Maximum [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																				10 years
Maximum [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)	$ 2.24		2.50								$ 2.24					$ 2.50
Minimum [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)	$ 1.99		2.21								$ 1.99					$ 2.21
2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																				8,806,123
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																				However, the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder.
Common Stock, Capital Shares Reserved for Future Issuance																				1,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Forfeiture Rate			0.00%